Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 1,839	$ 2,475
Share-based payments	511	732
Key management personnel compensation	$ 2,350	$ 3,207